Mortgage Banking Activities, Mortgage Banking Noninterest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Servicing fees:
Contractually specified servicing fees	$ 3,388	$ 3,613	$ 3,603
Late charges	129	162	172
Ancillary fees	143	182	199
Unreimbursed direct servicing costs	(403)	(331)	(582)
Net servicing fees	3,257	3,626	3,392
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions	(2,569)	960	(126)
Changes due to collection/realization of expected cash flows over time	(2,210)	(1,875)	(1,989)
Total changes in fair value of MSRs carried at fair value	(4,779)	(915)	(2,115)
Amortization	(274)	(266)	(263)
Net derivative gains (losses) from economic hedges	2,318	(1,072)	413
Total servicing income, net	522	1,373	1,427
Net gains on mortgage loan origination/sales activities (5)	2,193	1,644	2,923
Total mortgage banking noninterest income	2,715	3,017	4,350
Market-related valuation changes to MSRs, net of hedge results	(251)	(112)	287
Net derivative gains (losses) from economic hedges related to mortgage loans held for sale and derivative loan commitments	$ (141)	$ 857	$ 35